Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Disclosure of movements in forward contracts
Table below sets forth movements in forward contracts:

	December 31,
(In $ millions)	2020	2019	2018
Opening balance	(64.3)	(35.1)	4.4
Unrealized loss on forward contracts	(26.6)	(29.2)	(14.2)
Realized loss/(gain) on forward contracts	90.9	—	(25.3)
Unrealized loss	—	(64.3)	(35.1)

Forward Contract Assets
The forward contracts are presented net within current liabilities and consist of:

	December 31,
(In $ millions)	2020	2019
Forward contract assets	—	27.9
Forward contract liabilities	—	(92.2)
Unrealized Loss	—	(64.3)

Forward Contract Liabilities
The forward contracts are presented net within current liabilities and consist of:

	December 31,
(In $ millions)	2020	2019
Forward contract assets	—	27.9
Forward contract liabilities	—	(92.2)
Unrealized Loss	—	(64.3)

Fair Value Adjustments Recognized in Consolidated Statement of Operations
We have recognized fair value adjustments in the Consolidated Statement of Operations under Other financial expenses, net as follows:

	For the Years Ended December 31,
(In $ millions)	2020	2019	2018
Change in Fair value of call spread (See note 7)	(2.3)	(0.5)	(25.7)